Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Commissions, related party	$ 338,985	$ 378,330
Vessel operating expenses, related party	108,995	171,460
General and administrative expenses, related party	1,000,000	1,000,000
Interest and other financing costs, related party	$ 50,000	$ 199,452